UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22260

RMR ASIA PACIFIC REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Michael K. Hoffman, Esq.

Adam D. Portnoy, President

Skadden, Arps, Slate, Meagher & Flom LLP
RMR Asia Pacific Real Estate Fund	4 Times Square
400 Centre Street	New York, New York 10036-6522
Newton, Massachusetts 02458
Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Proxy Voting Record

NOMURA REAL ESTATE OFFICE FUND INC, TOKYO

Security	J5900B105	Meeting Type	Extra Ordinary General Meeting

Ticker Symbol	8959	Meeting Date	27-Jul-2009

ISIN	JP3045530007	Agenda	702023398 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For

2	Appoint an Executive Director	Management	For	For

3	Appoint a Supplementary Executive Director	Management	For	For

4.1	Appoint a Supervisory Director	Management	For	For

4.2	Appoint a Supervisory Director	Management	For	For

4.3	Appoint a Supervisory Director	Management	For	For

4.4	Appoint a Supervisory Director	Management	For	For

THE LINK REAL ESTATE INVESTMENT TRUST

Security	Y5281M111	Meeting Type	Annual General Meeting

Ticker Symbol	823	Meeting Date	29-Jul-2009

ISIN	HK0823032773	Agenda	702030937 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Acknowledge the audited financial statements of The Link Real Estate Investmen-t Trust [The Link REIT] together with the Auditors’ report for the FYE 31 MAR-2009	Non-Voting

2.	Acknowledge the appointment of the Auditors of The Link REIT and the fixing of-their remuneration	Non-Voting

3.

Re-appoint Mr. George Kwok Lung Hongchoy as a Director of The Link Management Limited, as a Manager of The Link REIT [the “Manager”], who retires pursuant to Article 121 of the Articles of Association of the Manager

		Management	For	For

4.A	Re-elect Mr. Michael Ian Arnold as a Director of the Managers, who will retire by rotation pursuant to Article 125 of the Articles of Association of the Manager	Management	For	For

4.B	Re-elect Mr. Anthony Chow Wing Kin as a Director of the Managers, who will retire by rotation pursuant to Article 125 of the Articles of Association of the Manager	Management	For	For

4.C	Re-elect Dr. Allan Zeman of the Manager, as a Director of the Managers, who will retire by rotation pursuant to Article 125 of the Articles of Association of the Manager	Management	For	For

5.

Approve the exercise by the Managers, during the relevant period of all the power of The Link REIT, to make on-market repurchase of the units of The Link REIT on the Stock Exchange of Hong Kong Limited, subject to and in accordance with the trust deed constituting The link REIT [the “Trust Deed”], the laws of Hong Kong, the Code on Real Estate Investment Trusts [ the “REIT Code”] and the guidelines issued by the Securities and Futures Commission of Hong Kong from time to time and the terms, not exceeding 10% of the total number of units of The Link REIT in issue at the date of passing this resolution, as specified; [Authority expires the earlier at the conclusion of the next AGM of The Link REIT or the expiration of the period within which the next AGM of the Company is to be held by Trust Deed, the REIT Code or any applicable law of Bermuda]

		Management	For	For

SHUI ON LD LTD

Security	G81151113	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	272	Meeting Date	26-Aug-2009

ISIN	KYG811511131	Agenda	702064306 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the Supplemental Agreement [as specified in the circular to shareholders of the Company dated 07 AUG 2009 and a copy of which has been produced to this meeting marked “A” and initialled by the chairman of this meeting for the purpose of identification] and the continuing connected transactions contemplated thereunder; and the revised and the new Annual Caps [as specified in the above mentioned circular] for the 3 FYE 31 DEC 2011; and authorize the Directors of the Company [“Director[s]”] to do all such further acts and things and execute such further documents and take all steps which in his/their opinion may be necessary, desirable or expedient to implement and/or give effect to the Supplemental Agreement and all other transactions contemplated thereunder with any changes as such Director[s] may consider necessary, desirable or expedient

		Management	For	For

2.

Authorize the Directors, subject to Paragraph [c] of this Resolution, during the Relevant Period [as specified] and after the end of the Relevant Period of all the powers of the Company to allot, issue and deal with additional shares of the Company [the “Shares”] or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such powers; the aggregate nominal amount of share capital of the Company allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option otherwise] and issued by the Directors pursuant to the approval given in Paragraph [a] of this Resolution, otherwise than pursuant to: i] a Rights Issue [as specified]; or ii] the exercise of the rights of subscription or conversion attaching to any warrants issued by the Company or any securities which are convertible into Shares; or iii] the exercise of any options granted under any share option scheme adopted by the Company or similar arrangement for the time being adopted for the grant or issue to the officers and/or employees of the Company and/or any of its subsidiaries of option to subscribe for, or rights to acquire Shares; or iv] any scrip dividend or similar arrangement providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution and the said approval shall be limited accordingly; and subject to the passing of each of the paragraphs above, any prior approvals of the kind referred to in paragraphs of

		Management	For	For

this resolution which had been granted to the Directors and which are still in effect be and are hereby revoked;[Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of the Cayman Islands or other relevant jurisdiction to be held]

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	1109	Meeting Date	28-Aug-2009

ISIN	KYG2108Y1052	Agenda	702069370 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, confirm and ratify the conditional sale and purchase agreement [the Sale and Purchase Agreement] dated 31 JUL 2009 entered into between Central New Investments Limited [the Vendor] and the Company [the Purchaser] as specified, in all respects and all the transactions contemplated pursuant to the Sale and Purchase Agreement; and authorize any one Director of the Company or any other person by the Board of Directors of the Company from time to time be and are to sign, execute, perfect and deliver and where required, affix the common seal of the Company to, all such documents, instruments and deeds, and do all such actions which are in his opinion necessary, appropriate, desirable or expedient for the implementation and completion of the Sale and Purchase Agreement, all other transactions contemplated under or incidental to the Sale and Purchase Agreement and all other matters incidental thereto or in connection therewith and to agree to the variation and waiver of any of the matters relating thereto that are, in his opinion, appropriate, desirable or expedient in the context of the Acquisition and are in the best interests of the Company

		Management	For	For

GOODMAN GROUP, SYDNEY NSW

Security	Q4229W108	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	GMG	Meeting Date	24-Sep-2009

ISIN	AU000000GMG2	Agenda	702078165 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, for all purposes under the Corporation Act and the Listing Rules, the issue to Macquarie MSSits and CIC of the specified options in aggregate: 294,000,000 options at an exercise price of AUD 0.30 [as adjusted to AUD 0.2464 specified completion of the August 2009 entitlement offer]; and 255,300,000 options at an exercise price of AUD 0.40 [as adjusted to AUD 0.3464 specified completion of the AUG 2009 entitlement offer], each of which on such terms as specified

		Management	For	For

2.	Approve, for all purposes under the Corporation Act and the Listing Rules the issue to CIC of 5,000 exchangeable Hybrid Securities on such terms as specified	Management	For	For

STOCKLAND, SYDNEY NSW

Security	Q8773B105	Meeting Type	Annual General Meeting

Ticker Symbol	SGP	Meeting Date	20-Oct-2009

ISIN	AU000000SGP0	Agenda	702094931 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

As required by Section 317 of the Corporations Act, the annual financial report, including the Directors’ report and financial statements for the YE 30 JUN-2009, together with the Independent Auditor’s report will be laid before the meetings; the combined reports of the Company and the Trust for the YE 30 JUN 2-009 will also be laid before the meeting; no resolution is required for this item of business

Non-Voting

2.	Elect Ms. Carolyn Hewson, as a Director of the Company, who retires in accordance with the Company’s Constitution	Management	For	For

3.	Re-elect Mr. Terry Williamson, as a Director of the Company, who retires in accordance with the Company’s Constitution	Management	For	For

4.	Approve the Company’s remuneration report for the FYE 30 JUN 2009	Management	For	For

5.

Approve, for all purposes, including under the Corporations Act and the Listing Rules of ASX Limited, for: a] the participation in the Stockland Performance Rights Plan by Mr. M. Quinn, Managing Director as to 1,260,000 performance rights; and b] the issue to and acquisition by Mr. M. Quinn of those performance rights and, in consequence of vesting of those performance rights, of Stockland Stapled Securities, in accordance with the Stockland Performance Rights Plan Rules as amended from time to time and on the basis as specified on items of business accompanying the notice of meeting convening this meeting

		Management	Abstain	Against

6.	Ratify the issue of 42 million Stapled Securities at an issue price of AUD 3.63 to Deutsche Bank AG on 27 FEB2009	Management	For	For

7.	Ratify the issue of 75 million Stapled Securities at an issue price of AUD 2.70 to professional investors on 28 MAY 2009	Management	For	For

HANG LUNG PROPERTIES LTD

Security	Y30166105	Meeting Type	Annual General Meeting

Ticker Symbol	101	Meeting Date	20-Oct-2009

ISIN	HK0101000591	Agenda	702095476 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and reports of the Directors and Auditors for the YE 30 JUN 2009	Management	For	For

2.	Declare a final dividend	Management	For	For

3.A	Re-elect Mr. Ronald Joseph Arculli as a Director	Management	For	For

3.B	Re-elect Ms. Laura Lok Yee Chen as a Director	Management	For	For

3.C	Re-elect Prof. Pak Wai Liu as a Director	Management	For	For

3.D	Authorize the Board of Directors to fix the Directors’ fees	Management	For	For

4.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix the Auditors’ remuneration	Management	For	For

5.

Authorize the Directors of the Company, during the Relevant Period [as specified] of all the powers of the Company to purchase shares in the capital of the Company; the aggregate nominal amount of shares of the Company which may be purchased by the Company on The Stock Exchange of Hong Kong Limited [the “Stock Exchange”] or on any other Stock Exchange recognized for this purpose by the Securities and Futures Commission and the Stock Exchange under the Hong Kong Code on Share Repurchases pursuant to the approval in this resolution above shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]

		Management	For	For

6.

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, during the Relevant Period [as specified in this Resolution 5 in the notice of the Meeting] of all the powers of the Company to allot, issue and deal with additional shares in the capital of the Company and to allot, issue or grant securities convertible into shares in the capital of the Company or options, warrants or similar rights to subscribe for any such shares or such convertible securities and to make or grant offers, agreements and options which might require the exercise of such powers; and during the Relevant Period to allot, issue or grant securities convertible into shares in the capital of the Company and to make or grant offers, agreements and options which might require the exercise of such powers after the end of the Relevant Period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors of the Company pursuant to the approval in this resolution above, otherwise than pursuant to: i) a rights issue [as specified], ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company, iii) any option scheme or

		Management	For	For

similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the articles of association of the Company, shall not exceed the aggregate of 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution plus if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution 7 in the notice of the Meeting, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by law to be held]

7.

Authorize the Directors of the Company, to exercise the powers of the Company referred in the resolution set out as Resolution 6 in the notice of the meeting in respect of the share capital of the Company of such resolution

		Management	For	For

	Any other business	Non-Voting

CAPITALAND LTD

Security	Y10923103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	C31	Meeting Date	30-Oct-2009

ISIN	SG1J27887962	Agenda	702112070 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the Public Offering of the issued ordinary shares held by the Company in the share capital of Capital and Retail Limited [to be renamed CapitaMalls Asia Limited] [“CapitaMalls Asia”], provided that the Company retains majority control of CapitaMalls Asia immediately after the Proposed Offering; and authorize the Directors of the Company and/or any of them to complete and to do all such acts and things [including approving, amending, modifying, supplementing and executing such documents as may be required], as they and/or he may consider necessary or expedient to give effect to the transactions contemplated and/or authorized by this resolution

		Management	For	For

CAMBRIDGE INDUSTRIAL TRUST

Security	Y1082Q104	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	CREIT	Meeting Date	30-Oct-2009

ISIN	SG1T70931228	Agenda	702117424 - Management

Item	Proposal	Type	Vote	For/Against Management

E.1

Approve the distribution reinvestment plan to be known as the “Cambridge Industrial Trust Distribution Reinvestment Plan” [the “Distribution Reinvestment Plan”], under which the Directors of the Manager of CIT [the “Directors”] may, whenever the Directors in general meeting have resolved that a distribution [including an interim, final, special or other distribution] be paid or declared on units in CIT [“Units”], resolve that unit holders of CIT [“Unit holders”] entitled to such distribution may elect to receive an allotment of new Units each credited as fully paid in lieu of cash in respect of such distribution [further particulars of which are set out in the circular to Unit holders dated 13 OCT 2009 [the “Circular”]; the CIT’s distribution date, as set out in CIT’s trust deed dated 31 MAR 2006 [as amended] [the “Trust Deed”], be extended from 60 days to 90 days from the end of the applicable financial quarter of CIT; authorize the Cambridge Industrial Trust Management Limited, as Manager of CIT [the “Manager”] and RBC Dexia Trust Services Singapore Limited, as trustee of CIT [the “Trustee”]: (a) to establish and administer the Distribution Reinvestment Plan; (b) to modify and/or alter the Distribution Reinvestment Plan from time to time and to do all such acts and things and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the Distribution Reinvestment Plan; and (c) to allot and issue from time to time such number of new Units as may be required to be allotted and issued pursuant to the Distribution Reinvestment Plan; (iv) unless revoked or varied by Unit holders in a general meeting, such authority shall continue in force; and (v) authorize the Manager and the Trustee, to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CIT to give effect to the Distribution Reinvestment Plan

		Management	For	For

2.

Approve the issue of new Units and/or convertible securities or other instruments [including but not limited to warrants] which may be convertible into Units [“Convertible Securities”] for the 12- month period from 30 OCT 2009, being the date of the EGM to 29 OCT 2010 or the date of CIT’s AGM in 2010 [whichever is earlier], such that the number of new Units issued [and/or Units into which the Convertible Securities may be converted]: (a) by way of renounceable rights issues on a pro rata basis to Unit holders [“Renounceable Rights Issues”], does not exceed 100.0% of the Base Figure [as specified]; and (b) by way of unit issues other than Renounceable Rights Issues [“Other Unit Issues”], does not exceed 50.0% of the Base Figure, of which the aggregate number of new Units issued [and/or Units into which the Convertible Securities may be converted], where the Units and/or Convertible Securities are issued other than on a pro rata basis to existing Unit holders, must not be more than 20.0% of the Base Figure,

		Management	For	For

provided further that the Units to be issued under the Renounceable Rights Issues and Other Unit Issues shall not, in aggregate, exceed 100.0% of the Base Figure [the “General Mandate”]; subject to such calculation as may be prescribed by the SGX-ST, for the purpose of determining the aggregate number of Units and Convertible Securities that may be issued as specified in this resolution, the Base Figure shall be based on the number of Units in issue as at 30 OCT 2009, being the date of the EGM, after adjusting for: (i) new Units arising from the conversion or exercise of any Convertible Securities; or (ii) any subsequent bonus issue, consolidation or subdivision of Units; pursuant to the general mandate, the Manager, may issue Units arising from the conversion of the Convertible Securities notwithstanding that the general mandate may have ceased to be in force at the time the Units are to be issued; where the terms of the issue of the Convertible Securities provide for adjustment to the number of Convertible Securities in the event of rights, bonus or other capitalization issues or any other events, the Manager may issue additional Convertible Securities notwithstanding that the general mandate may have ceased to be in force at the time the Convertible Securities are issued; and authorize the Manager and the Trustee, to complete and do all such acts and things [including executing all such documents as may be required] as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CIT to give effect to the general mandate

E.3

Amend the Trust Deed with the Unit Issue Supplement [as specified]; and authorize the Manager and the Trustee, to complete and do all such acts and things [including executing all such documents as may be required] as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CIT to give effect to the Unit Issue Supplement

	Management	For	For

E.4

Amend the Trust Deed with the Acquisition Fee and Disposal Fee Supplement, as specified; and authorize the Manager and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CIT to give effect to the Acquisition Fee and Disposal Fee Supplement

	Management	Against	Against

E.5

Amend the Trust Deed with the Equity Fund Raising Supplement, as specified; and authorize the Manager and the Trustee, to complete and do all such acts and things [including executing all such documents as may be required] as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CIT to give effect to the Equity Fund Raising Supplement

	Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD

Security	Y15004107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	688	Meeting Date	03-Nov-2009

ISIN	HK0688002218	Agenda	702116167 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the JV Agreement [as specified] and the transactions contemplated thereunder and the implementation thereof; and authorize any 1 Director of the Company on behalf of the Company to execute any such other documents, instruments and agreements and to do any such acts or things deemed by him to be incidental to m ancillary to or in connection with the matters contemplated in the JV Agreement and the transactions contemplated there under including the affixing of common seal there on

		Management	For	For

MIRVAC GROUP

Security	Q62377108	Meeting Type	MIX

Ticker Symbol	MGR	Meeting Date	19-Nov-2009

ISIN	AU000000MGR9	Agenda	702125611 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	To receive and consider the: financial reports of the Group; the Directors’ re-ports and the Independent Audit report for each entity for the YE 30 JUN 2009	Non-Voting

2.1	Re-elect Mr. Paul Biancardi as a Director of the Mirvac Limited, who retires by rotation in accordance with Clause 10.3 of the Mirvac Limited’s Constitution	Management	For	For

2.2	Re-elect Mr. Adrian Fini as a Director of the Mirvac Limited, who retires by rotation in accordance with Clause 10.3 of the Mirvac Limited’s Constitution	Management	For	For

3.	Adopt the remuneration report of the Mirvac Limited for the YE 30 JUN 2009	Management	Against	Against

4.

Approve, with effect from 01 JUL 2009, to increase the remuneration of the Non-Executive Directors of the Mirvac Limited for services provided to the Mirvac Limited or to any of its controlled entities by AUD 500,000 per annum to an aggregate maximum sum of AUD 1,950,000 per annum, with such remuneration to be divided among the Non-Executive Directors in such proportion and manner as the Director agree [or in default of agreement, equally]

		Management	For	For

5.

Approve, for all purposes, including for the purpose of ASX Listing Rule 10.14, the offer of performance rights by the Group to Mr. Nicholas Collishaw [Managing Director] in the Group’s Long Term Performance Plan on the terms of that Plan and as specified

		Management	For	For

6.

Ratify and approve the following issues of stapled securities of the Group for the purposes of ASX Listing Rule 7.4 and for all other purposes: the issue of 80,000,000 stapled securities as part of the Institutional Placement in DEC 2008 and the issue of 152,515,180 stapled securities as part of the Institutional Placement in JUN 2009

		Management	For	For

GOODMAN GROUP, SYDNEY NSW

Security	Q4229W108	Meeting Type	Annual General Meeting

Ticker Symbol	GMG	Meeting Date	30-Nov-2009

ISIN	AU000000GMG2	Agenda	702139747 - Management

Item	Proposal	Type	Vote	For/Against Management

	Consider the annual report of Goodman	Non-Voting

1.	Re-elect Mr. Ian Ferrier as a Director of Goodman, who retires by rotation in accordance with the Constitution and the Listing Rules	Management	For	For

2.	Re-elect Mr. Jim Sloman as a Director of Goodman, who retires by rotation in accordance with the Constitution and the Listing Rules	Management	For	For

3.	Adopt the remuneration report for the YE 30 JUN 2009	Management	Against	Against

S.4

Ratify and approve the issue of 416,947,757 Stapled Securities on 26 AUG 2009 and the issue of 9,458,926 Stapled Securities on 16 SEP 2009 to certain institutional and other sophisticated investors at AUD 0.40 per Stapled Security, as specified, for all purposes [including for the purposes of Listing Rules 7.1 and 7.4 and ASIC Class Order 05/26 ]

		Management	For	For

5.

Approve, for all purposes under the Listing Rules [including for the purposes of Listing Rule 7.1], the issue of Stapled Securities in satisfaction of the distributions payable under the Exchangeable Hybrid Securities issued on 16 OCT 2009 for a period of 13 months from the date of this approval

		Management	For	For

6.	Approve, for all purposes under the Listing Rules, the Long Term Incentive Plan [LTIP] for a period of 3 years from the date of this approval	Management	Against	Against

7.

Approve, for all purposes under the Listing Rules, the grant of up to 8,000,000 Performance Rights at any time until the second anniversary of this approval, to Mr. Gregory Goodman on such terms as specified

		Management	Against	Against

ING OFFICE FUND

Security	Q49560107	Meeting Type	Annual General Meeting

Ticker Symbol	IOF	Meeting Date	30-Nov-2009

ISIN	AU000000IOF6	Agenda	702149938 - Management

Item	Proposal	Type	Vote	For/Against Management

	Receive a presentation on the results and activities of the Fund for the FYE 30 JUN 2009 and an update of the activities post 30 JUN 2009	Non-Voting

HENDERSON LAND DEVELOPMENT CO LTD

Security	Y31476107	Meeting Type	Annual General Meeting

Ticker Symbol	12	Meeting Date	03-Dec-2009

ISIN	HK0012000102	Agenda	702086667 - Management

Item	Proposal	Type	Vote	For/Against Management

1.1	Re-elect Dr. Lee Shau Kee as a Director	Management	For	For

1.2	Re-elect Mr. Colin Lam Ko Yin as a Director	Management	For	For

1.3	Re-elect Mr. John Yip Ying Chee as a Director	Management	For	For

1.4	Re-elect Mr. Alexander Au Siu Kee as a Director	Management	For	For

1.5	Re-elect Madam Fung Lee Woon King as a Director	Management	For	For

1.6	Re-elect Mr. Eddie Lau Yum Chuen as a Director	Management	For	For

1.7	Re-elect Mr. Leung Hay Man as a Director	Management	For	For

1.8	Approve the Director’s fee at the rate of HKD 50,000 per annum for each Director and in the case of each Member of the Audit Committee an additional remuneration at the rate of HKD 250,000 per annum	Management	For	For

2.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

3.A

Authorize the Directors, during the Relevant Period [as specified], to repurchase ordinary shares of HKD 2.00 each in the capital of the Company on The Stock Exchange of Hong Kong Limited [Stock Exchange] or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Stock Exchange and the Securities and Futures Commission for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time; the aggregate nominal amount of the shares of the Company to be repurchased pursuant to the approval in this resolution, shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution and the said approval shall be limited accordingly; and [Authority expires the earlier of the conclusion of the next AGM of the Company is required by the Articles of Association of the Companies or the Companies Ordinance [Chapter 32 of the laws of Hong Kong] to be held]

		Management	For	For

3.B

Authorize the Directors, during the Relevant Period [as specified], to allot, issue and deal with additional shares of the Company and to make or grant offers, agreements or options [including warrants, bonds, debentures, notes and other securities convertible into shares in the Company] which would or might require the exercise of such powers either during or after the Relevant Period, provided that the aggregate nominal amount of the share capital of the Company to be allotted, issued and dealt with pursuant to the general mandate herein, otherwise than pursuant to: i) a rights issue [as specified]; or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to the employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company;

		Management	For	For

or iii) an issue of shares in the Company upon the exercise of the subscription rights or conversion rights attaching to any warrants or convertible notes which may be issued by the Company or any of its subsidiaries; or iv) any scrip dividend pursuant to the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution and the said approval shall be limited accordingly; and [Authority expires the earlier of the conclusion of the next AGM of the Company is required by the Articles of Association of the Companies or the Companies Ordinance [Chapter 32 of the laws of Hong Kong] to be held]

3.C

Approve to extend the general mandate granted to the Directors and for the time being in force to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to Ordinary Resolution 3.B, by the addition to the aggregate nominal amount of share capital which may be allotted, issued and dealt with or agreed conditionally or unconditionally to be allotted, issued and dealt with by the Directors pursuant to such general mandate an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company pursuant to Ordinary Resolution 3.A, provided that such amount does not exceed 10% of the aggregate nominal amount of the share capital of the Company at the date of passing this resolution

	Management	For	For

SUN HUNG KAI PROPERTIES LTD

Security	Y82594121	Meeting Type	Annual General Meeting

Ticker Symbol	16	Meeting Date	03-Dec-2009

ISIN	HK0016000132	Agenda	702128960 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 30 JUN 2009	Management	For	For

2.	Declare the final dividend	Management	For	For

3.i.a	Re-elect Mr. Chan Kwok-wai, Patrick as a Director	Management	For	For

3.i.b	Re-elect Mr. Yip Dicky Peter as a Director	Management	For	For

3.i.c	Re-elect Professor Wong Yue-chim, Richard as a Director	Management	For	For

3.i.d	Re-elect Dr. Cheung Kin-tung, Marvin as a Director	Management	For	For

3.i.e	Re-elect Dr. Li Ka-cheung, Eric as a Director	Management	For	For

3.i.f	Re-elect Sir Po-shing Woo as a Director	Management	For	For

3.i.g	Re-elect Mr. Kwan Cheuk-yin, William as a Director	Management	For	For

3.i.h	Re-elect Mr. Lo Chiu-chun, Clement as a Director	Management	For	For

3.i.i	Re-elect Mr. Kwok Ping-kwong, Thomas as a Director	Management	For	For

3.ii

Approve to fix the Directors’ fees [the proposed fees to be paid to each Director, each Vice Chairman and the Chairman for the FY ending 30 JUN 2010 are HKD 100,000, HKD 110,000 and HKD 120,000 respectively]

		Management	For	For

4.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company [the Directors] during the relevant period to repurchase shares of the Company and the aggregate nominal amount of the shares which may be repurchased on The Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong Kong Code on Share Repurchases pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Articles of Association or by the laws of Hong Kong to be held]

		Management	For	For

6.

Authorize the Directors, subject to this resolution, to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and warrants which might require during and after the end of the relevant period and the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in this resolution, otherwise than pursuant to, i) a rights issue, ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Officers and/or Employees of the

		Management	For	For

Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed the aggregate of: 10% ten per cent of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution plus; [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution], and the said approval shall be limited accordingly; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Articles of Association or by the laws of Hong Kong to be held]

7.	Authorize the Directors to exercise the powers of the Company referred to Resolution 6 convening this meeting in respect of the share capital of the Company referred to in such resolution	Management	For	For

NEW WORLD DEV LTD

Security	Y63084126	Meeting Type	Annual General Meeting

Ticker Symbol	17	Meeting Date	09-Dec-2009

ISIN	HK0017000149	Agenda	702139901 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Adopt the audited statement of accounts and the reports of the Directors and the Independent Auditors for the YE 30 JUN 2009	Management	For	For

2.	Declare a final dividend	Management	For	For

3.1	Re-elect Dr. Cheng Kar-Shun, Henry as a Director	Management	For	For

3.2	Re-elect Dr. Cha Mou-Sing, Payson as a Director	Management	For	For

3.3	Re-elect Mr. Cheng Kar-Shing, Peter as a Director	Management	For	For

3.4	Re-elect Mr. Leung Chi-Kin, Stewart as a Director	Management	For	For

3.5	Re-elect Mr. Chow Kwai-Cheung as a Director	Management	For	For

3.6	Re-elect Ms. Ki Man-Fung, Leonie as a Director	Management	For	For

3.7	Authorize the Board of Directors to fix the remuneration of the Directors	Management	For	For

4.	Re-appoint the Joint Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company, to repurchase shares of HKD 1.00 each in the capital of the Company, during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of the Hong Kong and the Stock Exchange on share repurchases for such purposes, subject to and in connection with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

6.

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares of HKD 1.00 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) an issue of shares as scrip dividends pursuant to the Articles of the Association of the Company from time to time; or iii) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue to the employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) an issue of shares upon

		Management	For	For

conversion by the bondholders of their bonds into shares of the Company in accordance with the terms and conditions of an issue of convertible guaranteed bonds by a special purpose subsidiary wholly owned by the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

7.

Approve, subject to the passing of Resolutions 5 and 6 as specified, to extend the general mandate granted to the Directors, to allot, issue and deal with the additional shares pursuant to Resolution 6 as specified, by the addition thereto of an amount representing the aggregate nominal amount of the shares in the capital of the Company repurchased by the Company under authority granted pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution

	Management	For	For

HOPSON DEVELOPMENT HOLDINGS LTD, HAMILTON

Security	G4600H101	Meeting Type	Special General Meeting

Ticker Symbol	754	Meeting Date	09-Dec-2009

ISIN	BMG4600H1016	Agenda	702161720 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the Panyu Agreement [as specified to the shareholders of the Company dated 23 NOV 2009 [the circular]], as specified and the execution, delivery and performance by the Company of the Panyu Agreement; the Acquisition, the Cheerocean Share Disposal [as specified] and all transactions contemplated under or incidental to the Panyu Agreement and all actions taken or to be taken by the Company and/or its subsidiaries pursuant to the Panyu Agreement; c) up to 204,925,468 consideration shares [as specified] be allotted and issued to Mr. Chu Mang Yee [Mr. Chu] and/or his nominee(s) in accordance with the terms of the Panyu Agreement for payment of the Balance [as specified] and the Hong Kong branch share registrar of the Company be instructed to issue share certificate(s) under seal for the consideration shares to Mr. Chu and/or his nominee(s) [or as Mr. Chu may direct] on such date [including a day on which the register of the Members of the Company is closed for transfer of shares of the Company] as the Company may instruct and authorize any 1 Director acting singly to take any and all actions and execute any documents as he/ she may see fit in connection with the aforesaid; and authorize any 1 Director of the Company for and on behalf of the Company to do all such acts and things, to sign, execute and deliver all such other documents, deeds, instruments and agreements and to take such steps as he/she may consider necessary, desirable or expedient to give effect to or in connection with the Panyu Agreement, the acquisition, the Cheerocean share disposal and the issue of the consideration shares or any of the transactions contemplated under the Panyu Agreement and all other matters incidental thereto

		Management	For	For

COMMONWEALTH PROPERTY OFFICE FUND

Security	Q27075102	Meeting Type	Ordinary General Meeting

Ticker Symbol	CPA	Meeting Date	16-Mar-2010

ISIN	AU000000CPA7	Agenda	702250604 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Ratify and approve, for the purposes of ASX Listing Rules 7.1 and 7.4 and for all other purposes, the issue of 109,890,110 ordinary units in Commonwealth Property Office Fund to institutional investors more particularly referred in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010

		Management	For	For

2

Ratify and approve, for the purposes of ASX Listing Rules 7.1 and 7.4 and for all other purposes, that the issue of Convertible Notes details of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010 having a face value of AUD 192,501,386 and which are notionally convertible into 169,231,988 ordinary units in Commonwealth Property Office Fund

		Management	For	For

3

Approve, for the purpose of ASX Listing Rule 7.1 and for all other purposes, the issue of ordinary units in Commonwealth Property Office Fund upon any exchange, redemption or otherwise pursuant to the terms and conditions of the Convertible Notes details of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010 having a face value of AUD 7,498,614 and which are notionally convertible into 6,592,188 ordinary units in Commonwealth Property Office Fund

		Management	For	For

4

Approve, for the purpose of ASX Listing Rule 10.11 and for all other purposes, the issue of 15,890,452 ordinary units to Commonwealth Managed Investments Limited as payment of its performance fees details of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010; and for the purpose of ASX Listing Rules 10.11 and 10.13.3 and for all other purposes, the issue of ordinary units to Commonwealth Managed Investments Limited as payment of any performance fees which become payable in respect of any six- month period from 01 JAN 2010 to 31 DEC 2012 details of the basis of calculation of which are set out in the explanatory statement accompanying the notice of meeting of unitholders of the Commonwealth Property Office Fund dated 19 FEB 2010

		Management	For	For

SHOEI COMPANY, LIMITED

Security	J74530106	Meeting Type	Annual General Meeting

Ticker Symbol	7839	Meeting Date	25-Mar-2010

ISIN	JP3360800001	Agenda	702269463 - Management

Item	Proposal	Type	Vote	For/Against Management

	Please reference meeting materials.	Non-Voting

1.1	Appoint a Director	Management	For	For

1.2	Appoint a Director	Management	For	For

1.3	Appoint a Director	Management	For	For

1.4	Appoint a Director	Management	For	For

1.5	Appoint a Director	Management	For	For

CAPITAMALL TRUST

Security	Y1100L160	Meeting Type	Annual General Meeting

Ticker Symbol	C38U	Meeting Date	14-Apr-2010

ISIN	SG1M51904654	Agenda	702307934 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Receive and adopt the Report of HSBC Institutional Trust Services [Singapore] Limited, as trustee of CMT [the Trustee], the Statement by CapitaMall Trust Management Limited, as manager of CMT [the Manager], and the audited financial statements of CMT for the FYE 31 DEC 2009 and the Auditors’ report thereon

		Management	For	For

2.	Re-appoint KPMG LLP as the Auditors of CMT to hold office until the conclusion of the next AGM of CMT, and authorize the Manager to fix their remuneration	Management	For	For

3.

Authorize the Manager, to: (a) (i) issue units in CMT (“Units”) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, “Instruments”) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this Resolution was in force (notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time such Units are issued), provided that: (1) the aggregate number of Units to be issued pursuant to this Resolution (including Units to be issued in pursuance of Instruments made or granted pursuant to this Resolution) shall not exceed 50% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this resolution), of which the aggregate number of Units to be issued other than on a prorata basis to Unitholders shall not exceed 20% of the total number of issued Units (excluding treasury Units, if any) (as calculated in accordance with this paragraph); (2) subject to such manner of calculation as may be prescribed by Singapore Exchange Securities Trading Limited [the “SGXST”] for the purpose of determining the aggregate number of Units that may be issued under sub-paragraph (1) above, the total number of issued Units (excluding treasury Units, if any) shall be based on the number of issued Units (excluding treasury Units, if any) at the time this Resolution is passed, after adjusting for: (a) any new Units arising from the conversion or exercise of any Instruments which are outstanding at the time this Resolution is passed; and (b) any subsequent bonus issue, consolidation or subdivision of Units; (3) in exercising the authority conferred by this Resolution, the Manager shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force (unless such compliance has been waived by the SGX-ST) and the trust deed constituting CMT (as amended) (the “Trust Deed”) for the time being in force (unless otherwise exempted or waived by the Monetary Authority of Singapore); (4) (unless revoked or varied by the Unitholders in a general meeting) the authority conferred by this Resolution shall continue in force until (i) the conclusion of the next AGM of CMT or (ii) the date by which the next AGM of CMT is required by applicable regulations to be held, whichever is earlier; (5) where

		Management	For	For

the terms of the issue of the Instruments provide for adjustment to the number of Instruments or Units into which the Instruments may be converted, in the event of rights, bonus or other capitalisation issues or any other events, the Manager is authorised to issue additional Instruments or Units pursuant to such adjustment notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time the Instruments or Units are issued; and (6) authorize the Manager and the Trustee to complete and do all such acts and things (including executing all such documents as may be required) as the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interest of CMT to give effect to the authority conferred by this Resolution

4.

Authorize the Manager, contingent on the passing of Resolution 3 above, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit on a non pro rata basis referred to in Resolution 3 above, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST

		Management	For	For

5.	Transact such other business	Non-Voting

CAPITAMALL TRUST

Security	Y1100L160	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	C38U	Meeting Date	14-Apr-2010

ISIN	SG1M51904654	Agenda	702310234 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Approve the acquisition of Clarke Quay the Acquisition from Clarke Quay Pte Limited the vendor for a purchase consideration of SGD 268 million on the terms and conditions set out in the Sale and Purchase Agreement dated 09 FEB 2010 the Sale and Purchase Agreement made between HSBC institutional Trust Services Singapore Limited, as trustee of CMT the trustee and the vendor; approve and ratify the entry into of he Sale and Purchase Agreement; approve the payment of all fees and expenses relating to the acquisition; and authorize the CapitaMall Trust Management Limited, as Manager of CMT the Manager, any Director of the Manager, and the Trustee, to complete and do all such acts and things including executing all such documents as may be required as the Manager, such Director of the Manager or, as the case may be, the Trustee may consider expedient or necessary or in the interests of CMT to give effect to the acquisition

		Management	For	For

CAPITALAND LTD

Security	Y10923103	Meeting Type	Annual General Meeting

Ticker Symbol	C31	Meeting Date	16-Apr-2010

ISIN	SG1J27887962	Agenda	702297210 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and audited financial statements for the YE 31 DEC 2009 and the Auditors’ report thereon	Management	For	For

2.	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.05 per share for the YE 31 DEC 2009	Management	For	For

3.	Approve the Directors’ fees of SGD 1,183,331 for the YE 31 DEC 2009	Management	For	For

4.a	Re-appointment of Dr. Hu Tsu Tau as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

4.b	Re-appointment of Mr. Richard Edward Hale as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50 of Singapore to hold office from the date of this AGM until the next AGM	Management	For	For

5.a	Re-election of Mr. Peter Seah Lim Huat as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

5.b	Re-election of Mr. Liew Mun Leong as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

6.a	Re-election of Dr. Fu Yuning as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For

6.b	Re-election of Mr. John Powell Morschel as a Director, who retires pursuant to Article 101 of the Articles of Association of the Company	Management	For	For

7.	Re-appointment of the Messrs KPMG LLP as the Auditors of the Company and to authorize the Directors to fix their remuneration	Management	For	For

8.	Transact such other business	Non-Voting

9.	Appointment of Mr. Ng Kee Choe as a Director pursuant to Article 101 of the Articles of Association of the Company, with effect from 16 APR 2010	Management	For	For

10.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or to make grant offers agreements or options [collectively Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force; the aggregate number of shares to be issued pursuant to this resolution [including shares to be issued in pursuance of instruments made or granted pursuant to this

		Management	For	For

resolution] dose not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this Resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this Resolution]; [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and any subsequent bonus issue, consolidation or subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX- ST] and the Articles of Association for the time being of the Company; and [Authority expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

CAPITALAND LTD

Security	Y10923103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	C31	Meeting Date	16-Apr-2010

ISIN	SG1J27887962	Agenda	702300598 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Authorize the Directors of the Company, for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 (the ‘Companies Act’), to purchase or otherwise acquire ordinary shares in the capital of the Company (Shares) not exceeding in aggregate the Maximum Limit (as specified), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price (as specified), whether by way of:

		Management	For	For

-

(i) market purchase(s) on the Singapore Exchange Securities Trading-Limited (SGX-ST) and/or any other stock exchange on which the Shares may for-the time being be listed and quoted (Other Exchange); and/or

(ii) off-market-purchase(s) (if effected otherwise than on the SGX-ST or, as the case may be, Other Exchange) in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the

-

prescribed by the-Companies Act, and otherwise in accordance with all other laws and-regulations and rules of the SGX-ST or, as the case may be, Other Exchange as-may for the time being be applicable, (the Share Purchase Mandate);-Authority expires the earlier of the date on which the next AGM of the-Company is held or the date by which the next AGM of the Company is required-by law to be held; and to complete and do all such acts and things (including-executing such documents as may be required) as they

-	and/or he may consider-expedient or necessary to give effect to the transactions contemplated and/or-authorized by this Resolution

2

Approve a new performance share plan to be known as the ‘CapitaLand Performance Share Plan 2010’ (the ‘CapitaLand PSP 2010’), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (PSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees (including Executive Directors) of the Company, its subsidiaries and associated

		Management	For	For

-

Companies, details of which are as specified; and authorize the Directors of the Company: (i) to establish and administer the CapitaLand PSP 2010; and (ii) to modify and/or-alter the CapitaLand PSP 2010 at any time and from time to time, provided-that such modification and/or alteration is effected in accordance with the-provisions of the CapitaLand PSP 2010, and to do all such acts and to enter

-

into all such transactions and arrangements as may be necessary or-expedient in order to give full effect to the CapitaLand PSP 2010; and to-grant PSP Awards in accordance with the provisions of the CapitaLand PSP 2010-and to allot and issue from time to time such number of fully paid-up Shares-as may be required to be delivered pursuant to the vesting of PSP Awards-under the CapitaLand PSP 2010, provided that the aggregate number of new Shares allotted and issued and/or to be

-

allotted and-issued, when aggregated with existing Shares (including Shares held in-treasury and cash equivalents) delivered and/or to be delivered, pursuant to-the CapitaLand PSP 2010, the CapitaLand RSP 2010 (as specified Resolution 3), and all Shares, options or awards granted under any other share schemes of-the Company then in force, shall not exceed 8% of the total number of issued-Shares (excluding treasury shares) from time to time

3

Approve a new restricted share plan to be known as the ‘CapitaLand Restricted Share Plan 2010’ (the ‘CapitaLand RSP 2010’), the rules of which, for the purpose of identification, have been subscribed to by the Chairman of the Meeting, under which awards (RSP Awards) of fully paid-up Shares, their equivalent cash value or combinations thereof will be granted, free of payment, to selected employees (including Executive Directors and Non-Executive Directors of the Company, its

	Management	For	For

-

subsidiaries and-associated companies, details of which are as specified; and authorize the-Directors of the Company: (i) to establish and administer the CapitaLand RSP-2010; and (ii) to modify and/or alter the CapitaLand RSP 2010 at any time and-from time to time, provided that such modification and/or alteration is-effected in accordance with the provisions of the CapitaLand RSP 2010, and to do all such acts and to enter into all such-transactions and arrangements as may be necessary or

-

expedient in order to-give full effect to the CapitaLand RSP 2010; and to grant RSP Awards in-accordance with the provisions of the CapitaLand RSP 2010 and to allot and-issue from time to time such number of fully paid-up Shares as may be-required to be delivered pursuant to the vesting of RSP Awards under the-CapitaLand RSP 2010, provided that the aggregate number of new Shares-allotted and issued and/or to be allotted and issued, when aggregated with-existing Shares (including

-

Shares held in treasury and cash equivalents)-delivered and/or to be delivered, pursuant to the CapitaLand RSP 2010, the-CapitaLand PSP 2010 (as specified in Resolution 2), and all Shares, options-or awards granted under any other share schemes of the Company then in force, shall not exceed 8% of the total number of issued Shares-(excluding treasury shares) from time to time

-

MAPLETREE LOGISTICS TRUST

Security	Y5759Q107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	M44U	Meeting Date	21-Apr-2010

ISIN	SG1S03926213	Agenda	702345059 - Management

Item	Proposal	Type	Vote	For/Against Management

E.1

Approve the supplement the trust deed for the purpose of allowing the Manager to receive development Management fees for development projects undertaken and managed by the Manager on behalf of Mapletree Log [the Development Management Fee Supplement] in the manner as specified; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of MapletreeLog to give effect to the Development Management Fee Supplement

		Management	For	For

E.2

Approve the supplement the trust deed for the purpose of allowing the Manager to obtain Unit holder’s approval for the issue of units, where such approval is required under the trust deed, by way of an ordinary resolution 1 instead of an Resolution E.2 [the Equity Fund Raising Supplement] in the manner as specified; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the trustee may consider expedient or necessary or in the interests of MapletreeLog to give effect to the Equity Fund Raising Supplement

		Management	For	For

MAPLETREE LOGISTICS TRUST

Security	Y5759Q107	Meeting Type	Annual General Meeting

Ticker Symbol	M44U	Meeting Date	21-Apr-2010

ISIN	SG1S03926213	Agenda	702346455 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Receive and adopt the report of HSBC Institutional Trust Services [Singapore] Limited, as trustee of MapletreeLog [the “Trustee”], the statement by Mapletree Logistics Trust Management Ltd., as Manager of MapletreeLog [the “Manager”], and the audited financial statements of MapletreeLog for the FYE 31 DEC 2009 and the Auditor’s report thereon

		Management	For	For

2	Re-appoint PricewaterhouseCoopers LLP as the Auditor of MapletreeLog to hold office until the conclusion of the next AGM of MapletreeLog and authorise the manager to fix their remuneration	Management	For	For

3

Authorize the Manager to [a] i) issue units in MapletreeLog [“Units”] whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options [collectively, “Instruments”] that might or would require units to be issued, including but not limited to the creation and issue of [as well as adjustments to] securities, warrants, debentures or other instruments convertible into units; at any time and upon such terms and conditions and for such purposes and to such persons as the manager may in its absolute discretion deem fit; and [b] to issue units in pursuance of any instruments made or granted by the Manager while this resolution is in force [notwithstanding that the authority conferred by this resolution may have ceased to be in force at the time such units are issued] provided that: [1] the aggregate number of units to be issued pursuant to this resolution [including units to be issued in pursuance of instruments made or granted pursuant to this resolution]: [a] [until 31 DEC 2010 or such later date as may be determined by Singapore Exchange Securities Trading Limited [the “SGX-ST”]] by way of renounceable rights issues on a pro rata basis [such renounceable rights issues as authorised by this sub-paragraph 1[a], “renounceable rights issues”] to holders of units [“unitholders”] shall not exceed 100% of the total number of issued units [excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; and by way of unit issues other than renounceable rights issues [“other unit issues”] shall not exceed fifty per cent [50%] of the total number of issued units [excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below], of which the aggregate number of units to be issued other than on a pro rata basis to unitholders does not exceed twenty per cent [20%] of the total number of issued units [excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; the units to be issued under the renounceable Rights Issues and Other Unit Issues shall not, in aggregate, exceed [100%] of the total number of issued units [excluding treasury units, if any] [as calculated in accordance with sub-paragraph [3] below]; subject to such manner of calculation as may be prescribed by the SGX-ST for the purpose of determining the aggregate number of units that may be issued under sub-paragraphs [1] and [2] above, the total number of issued units [excluding treasury units, if any] shall be based on the number of issued units [excluding treasury units, if any] at the time this

		Management	For	For

resolution is passed, after adjusting for: a) any new units arising from the conversion or exercise of any instruments which are outstanding at the time this resolution is passed; and b) any subsequent bonus issue, consolidation or subdivision of units; in exercising the authority conferred by this resolution, the manager shall comply with the provisions of the listing manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the trust deed constituting MapletreeLog [as amended] [the “Trust Deed”] for the time being in force [unless otherwise exempted or waived by the monetary authority of Singapore]; unless revoked or varied by MapletreeLog in a general meeting, regulations to be held, whichever is earlier where the terms of the issue of the instruments provide for adjustment to the number of instruments in the event of rights, bonus or other capitalisation issues or any other events, the manager may issue additional instruments notwithstanding that the general mandate may have ceased to be in force at the time the instruments or units are issued; and to complete and do all such acts and things [including executing all such documents as may be required] as the manager or, as the case may be, the trustee may consider expedient or necessary or in the interest of MapletreeLog to give effect to the authority conferred by this resolution; [authority expires the earlier of the conclusion of the next AGM of MapletreeLog or the date by which the next AGM of apletreeLog is required by applicable

4	To transact any other business	Non-Voting

CAMBRIDGE INDUSTRIAL TRUST

Security	Y1082Q104	Meeting Type	Annual General Meeting

Ticker Symbol	CREIT	Meeting Date	23-Apr-2010

ISIN	SG1T70931228	Agenda	702322126 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Adopt the reports and financial statements	Management	For	For

2.	Re-appoint KPMG LLP as the Auditors of CIT to hold office until the conclusion of the next AGM and authorize the Directors to fix their remuneration	Management	For	For

3.	Approve the general mandate	Management	For	For

	Other business	Non-Voting

CAPITACOMMERCIAL TRUST

Security	Y1091F107	Meeting Type	Annual General Meeting

Ticker Symbol	C61U	Meeting Date	28-Apr-2010

ISIN	SG1P32918333	Agenda	702338725 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Receive and adopt the report of HSBC Institutional Trust Services (Singapore) Limited, as trustee of CCT (the Trustee), the Statement by CapitaCommercial Trust Management Limited, as Manager of CCT (the Manager) and the audited financial statements of CCT for the FYE ended 31 DEC 2009 and the Auditors’ report thereon

		Management	For	For

2	Re-appointment of Messrs KPMG LLP as the Auditors of CCT to hold office until the conclusion of the next AGM of CCT, and authorise the Manager to fix their remuneration	Management	For	For

3

Authorize the Manager, to: (a) (i) issue units in CCT (Units) whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options (collectively, Instruments) that might or would require Units to be issued, including but not limited to the creation and issue of (as well as adjustments to) securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its absolute discretion deem fit; and (b) issue Units in pursuance of any Instrument made or granted by the Manager while this Resolution was in force (notwithstanding that the authority conferred

		Management	For	For

-

by this Resolution may have ceased to be in force),-provided that: (1) the aggregate number of Units to be issued pursuant to-this Resolution (including Units to be issued in pursuance of Instruments-made or granted pursuant to this Resolution) shall not exceed 50% of the-total number of issued Units (excluding treasury Units, if any) (as-calculated in accordance with this resolution), of which the aggregate number-of Units to be issued other than on a pro rata basis to Unitholders does not-exceed 20% of the total number of issued Units (excluding treasury Units, if-any) (as calculated in accordance with this resolution); (2) subject to such-manner of calculation. as may be prescribed by the Singapore Exchange

-

Securities Trading-Limited (SGX-ST) for the purpose of determining the aggregate number of Units-that may be issued under this resolution, the total number of issued Units-(excluding treasury Units, if any) shall be based on the number of issued-Units (excluding treasury Units, if any) at the time this Resolution is-passed, after adjusting for: (a) any new Units arising from the conversion or-exercise of any Instruments which are outstanding at the time this Resolution-is passed; and (b) any subsequent bonus issue, consolidation or subdivision-of Units; (3) in exercising the authority conferred by this Resolution, the Manager

-

shall comply with the provisions of the Listing Manual of the SGX-ST-for the time being in force (unless such compliance has been waived by the-SGXST) and the trust deed constituting CCT (as amended) (the Trust Deed) for-the time being in force (unless otherwise exempted or waived by the Monetary-Authority of Singapore); Authority expires the earlier or until the-conclusion of the next AGM of CCT or the date by which the next AGM of CCT is-required by applicable regulations to be held ; where the terms of the issue-of the Instruments provide for adjustment to the number of Instruments or-Units into which the Instruments may be converted, in the event of rights, bonus or other

-

capitalization issues or any other events, and to issue additional Instruments or Units pursuant to such adjustment notwithstanding that the authority conferred by this Resolution may have-ceased to be in force at the time the Instruments or Units are issued; and to-complete and do all such acts and things (including executing all such-documents as may be required) as the Manager or, as the case may be, the-Trustee may consider expedient or necessary or in the interest of CCT to give-effect to the authority conferred by this Resolution

4

Authorize the Manager, contingent on the passing of Resolution 3, to fix the issue price for Units that may be issued by way of placement pursuant to the 20% sub-limit for the issue of Units on a non pro rata basis referred to in Resolution 3, at a discount exceeding 10% but not more than 20% of the price as determined in accordance with the Listing Manual of the SGX-ST, until 31 DEC 2010 or such later date as may be determined by the SGX-ST

		Management	Against	Against

-	Transact such other business	Non-Voting

KERRY PROPERTIES LTD

Security	G52440107	Meeting Type	Annual General Meeting

Ticker Symbol	683	Meeting Date	04-May-2010

ISIN	BMG524401079	Agenda	702321314 - Management

Item	Proposal	Type	Vote	For/Against Management

-	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ‘IN FAVOR’ OR ‘AGAINST’ FOR-ALL THE RESOLUTIONS. THANK YOU.	Non-Voting

1	Receive the audited financial statements and the reports of the Directors and the Auditor for the YE 31 DEC 2009	Management	For	For

2	Declare a final dividend for the YE 31 DEC 2009	Management	For	For

3.a	Re-elect Mr. Qian Shaohua as a Director	Management	For	For

3.b	Re-elect Mr. Chan Wai Ming William as a Director	Management	For	For

3.c	Re-elect Mr. Ku Moon Lun as a Director	Management	For	For

4	Re-appoint PricewaterhouseCoopers as the Auditor and authorize the Directors of the Company to fix its remuneration	Management	For	For

5.a

Authorize the Directors of the Company to allot, issue and deal with additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the end of the relevant period shall not exceed the aggregate of 20 % of the aggregate nominal amount of the share capital of the Company and the nominal amount of any share capital of the Company repurchased by the Company up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company otherwise than pursuant to,

		Management	For	For

-

a rights issue or the exercise of any option under any Share Option-Scheme or similar arrangement for the being adopted for the grant or issue to-option holders of shares in the Company; or any scrip dividend or similar-arrangement providing for the allotment of shares in lieu of the whole or-part of a dividend on share of the Company in accordance with the Bye-laws of-the Company; or any adjustment, after the date of grant or issue of any-options, rights to subscribe or other securities, in the price at which-shares in the Company shall be subscribed, and/or in the number of shares in-the Company which shall be subscribed, on exercise of relevant rights under-such options, warrants or other securities, such adjustment being made in

-

accordance with, or as contemplated by, the terms of such options, rights to subscribe or other securities; Authority expires the-earlier of the conclusion of the next AGM of the Company or the period within-which the next AGM of the Company is required by the Bye-laws of the Company-or any other applicable laws of Bermuda to be held

5.b

Authorize the Directors of the Company to repurchase its own shares during the relevant period, on the Stock Exchange of Hong Kong Limited or on any other stock exchange on which the shares of the Company may be tested and recognized by the securities and Futures Commissions of Hong Kong and Stock Exchange for such purposes, subject to and in accordance with all applicable laws and regulations, shall not exceed 10% of the aggregate nominal amount of the share capital of the Company; Authority expires the earlier of the conclusion of the next AGM of the Company or the expiry of the period within the next AGM of the Company or any other applicable laws of Bermuda to be held

	Management	For	For

5.c

Approve, conditional upon the passing of Resolution 5. B, to extend the general mandate granted to the Directors of the company to allot shares pursuant to Resolution 5.A, of an amount representing the aggregate nominal amount of the share capital of the Company repurchased pursuant to such general mandate, by the Company under the authority granted by the Resolution 5.B

	Management	For	For

HONGKONG LD HLDGS LTD

Security	G4587L109	Meeting Type	Annual General Meeting

Ticker Symbol	H78	Meeting Date	05-May-2010

ISIN	BMG4587L1090	Agenda	702360835 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive the financial statements for 2009 and to declare a final dividend	Management	For	For

2	Re-elect Lord Leach of Fairford as a Director	Management	For	For

3	Re-elect Dr. Richard Lee as a Director	Management	For	For

4	Re-elect Y.K. Pang as a Director	Management	For	For

5	Re-elect James Watkins as a Director	Management	For	For

6	Re-elect John R. Witt as a Director	Management	For	For

7	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

8	Approve to renew the general mandate to the Directors to issue new shares	Management	For	For

9	Approve to renew the general mandate to the Directors to purchase the Company’s shares	Management	For	For

GREAT EAGLE HOLDINGS LTD

Security	G4069C148	Meeting Type	Special General Meeting

Ticker Symbol	41	Meeting Date	07-May-2010

ISIN	BMG4069C1486	Agenda	702373705 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the terms of the Acquisition, the entering into of the Sale and Purchase Agreement, the Shareholders’ Agreement, the provisions of the Corporate Guarantee and the Share Mortgage, the payment of the Procurement Fee under the Sale and Purchase Agreement and the transactions contemplated thereunder as specified

		Management	For	For

2.

Approve and ratify the terms and the giving of Indemnity and the transactions contemplated thereunder as specified in the Notice of the Special General Meeting contained in the Circular to Shareholders dated 21 APR 2010

		Management	For	For

GREAT EAGLE HOLDINGS LTD

Security	G4069C148	Meeting Type	Annual General Meeting

Ticker Symbol	41	Meeting Date	12-May-2010

ISIN	BMG4069C1486	Agenda	702338585 - Management

Item	Proposal	Type	Vote	For/Against Management

-

1	Receive the audited financial statements of the Company for the YE 31 DEC 2009 together with the reports of the Directors and Auditors thereon	Management	For	For

2	Declare a payment of final dividend HKD 35 cents per share	Management	For	For

3.i	Re-elect Mr. Lo Kai Shui as a Director	Management	For	For

3.ii	Re-elect Madam Law Wai Duen as a Director.	Management	For	For

3.iii	Re-elect Mr. Lo Hong Sui, Antony as a Director.	Management	For	For

3.iv	Re-elect Mrs. Lee Pui Ling, Angelina a as Director	Management	For	For

3.v	Re-elect Mr. Zhu Qi as a Director	Management	For	For

4	Approve to fix a maximum number of Directors at fifteen and authorize the Directors to appoint additional Directors up to such maximum number	Management	For	For

5	Approve to fix a fee of HKD 120,000 per annum as ordinary remuneration payable to each Director for the YE 31 DEC 2010	Management	For	For

6	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Company’s Auditor and authorize the Board of Directors to fix Auditor’s remuneration	Management	For	For

7

Authorize the Directors of the Company during the Relevant Period (as specified) of all the powers of the Company to repurchase ordinary shares in the capital of the Company (Shares) on The Stock Exchange of Hong Kong Limited (“Stock Exchange”) or on any other Stock Exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or any other Stock Exchange as amended from time to time; (b) the aggregate nominal amount of the Shares which the Company is authorized to repurchase pursuant to the approval in Paragraph (a) of this

		Management	For	For

-

resolution, shall not exceed 10% of the aggregate nominal amount of the Shares in issue at the date of passing this-resolution, and the said authority pursuant to Paragraph (a) of this-resolution shall be limited accordingly; and Authority expires the earlier-of the conclusion of the next AGM or the expiration of the period within-which the next AGM is to be held by law

8

Authorize the Directors of the Company during the Relevant Period (as specified) of all the powers of the Company to allot, issue and deal with additional Shares in the capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power; (b) the approval in Paragraph (a) of this resolution shall authorize the Directors of the Company during the Relevant Period to make or grant offers, agreements and options which would or might require the exercise of such powers after the end of the Relevant Period; (c) the aggregate nominal amount of share capital allotted, issued or dealt with or agreed conditionally or unconditionally to be allotted, issued or dealt with (whether pursuant to an option or otherwise) by the Directors of the Company pursuant

	Management	For	For

-

to the approval-in Paragraph (a) of this resolution, otherwise than pursuant to (i) a rights-issue (as specified), (ii) the exercise of the subscription or conversion-rights attaching to any warrants, convertible bonds or other securities-issued by the Company which are convertible into shares of the Company, (iii)-any Share Option Scheme or similar arrangement for the time being adopted for-the grant or issue to participants of shares or rights to acquire shares in-the capital of the Company, or (iv) any scrip dividend or similar arrangement-providing for the allotment of shares in lieu of the whole or part of a-dividend on shares of the Company in accordance with the Bye-laws of the-Company, shall not exceed the 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of

-

this resolution and the said approval shall be limited accordingly; and Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held-by law

9

Approve, conditional upon the passing of Resolutions 7 and 8 set out in this notice convening this meeting, the aggregate nominal amount of the shares which are repurchased or otherwise acquired by the Company pursuant to Resolution 7 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 8, provided that such an amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution

	Management	For	For

ORIX JREIT INC.

Security	J8996L102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	8954	Meeting Date	28-May-2010

ISIN	JP3040880001	Agenda	702402277 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations, Allow Use of Electronic Systems for Public Notifications and for Proxy Voting, Expand Investment Lines, Approve Other Minor Revisions

		Management	For	For

2	Appoint an Executive Director: T. SATO	Management	For	For

3	Appoint a Supplementary Executive Director: M. SATO	Management	For	For

4.1	Appoint a Supervisory Director: K. SUGAWARA	Management	For	For

4.2	Appoint a Supervisory Director: N. ISHIGAMI	Management	For	For

4.3	Appoint a Supervisory Director: S. MORIMOTO	Management	For	For

SHIMAO PROPERTY HOLDINGS LIMITED

Security	G81043104	Meeting Type	Annual General Meeting

Ticker Symbol	813	Meeting Date	31-May-2010

ISIN	KYG810431042	Agenda	702395028 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive and adopt the audited consolidated financial statements together with the reports of the Directors and the Auditor of the Company for the YE 31 DEC 2009	Management	For	For

2	Declare the final dividend for the YE 31 DEC 2009	Management	For	For

3.I	Re-elect Mr. Liu Sai Fei as an Executive Director of the Company	Management	For	For

3.II	Re-elect Mr. Hui Wing Mau as an Executive Director of the Company	Management	For	For

3.III	Re-elect Mr. Ip Wai Shing, Andy as an Executive Director of the Company	Management	For	For

3.IV	Re-elect Mr. Lu Hong Bing as an Independent Non-Executive Director of the Company	Management	For	For

3.V	Authorize the Board of Directors to fix the remuneration of Directors	Management	For	For

4	Re-appoint PricewaterhouseCoopers as the Auditor of the Company and authorize the Board of Directors of the Company to fix their remuneration	Management	For	For

5	Authorize the Directors of the Company to issue shares in the Company	Management	For	For

6	Authorize the Directors of the Company to repurchase shares in the Company	Management	For	For

7	Approve to extend the general mandate granted to the Directors of the Company to issue shares by adding the number of shares repurchased	Management	For	For

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	Annual General Meeting

Ticker Symbol	1109	Meeting Date	01-Jun-2010

ISIN	KYG2108Y1052	Agenda	702392488 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive the audited financial statements and the Directors’ report and the Independent Auditor’s report for the YE 31 DEC 2009	Management	For	For

2	Declare a final dividend	Management	For	For

3.1	Re-elect Mr. Wu Xiangdong as a Director	Management	For	For

3.2	Re-elect Mr. Jiang Wei as a Director	Management	For	For

3.3	Re-elect Mr. Li Fuzuo as a Director	Management	For	For

3.4	Re-elect Mr. Du Wenmin as a Director	Management	For	For

3.5	Re-elect Mr. Wang Shi as a Director	Management	For	For

3.6	Re-elect Mr. Ma Si Hang Frederick as a Director	Management	For	For

3.7	Approve to fix the remuneration of the Directors	Management	For	For

4	Re-appoint the Auditor and authorize the Directors to fix their remuneration	Management	For	For

5	Grant a general mandate to the Directors to repurchase shares of the Company	Management	For	For

6	Grant a general mandate to the Directors to issue new shares of the Company	Management	For	For

7	Approve to extend the general mandate to be given to the Directors to issue new shares	Management	For	For

HENDERSON LAND DEVELOPMENT CO LTD

Security	Y31476107	Meeting Type	Annual General Meeting

Ticker Symbol	12	Meeting Date	01-Jun-2010

ISIN	HK0012000102	Agenda	702401821 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive the audited accounts and the reports of the Directors and the Auditors for the 18 months ended 31 DEC 2009	Management	For	For

2	Declare a final dividend	Management	For	For

3.1	Re-elect Mr. Lee King Yue as a Director	Management	For	For

3.2	Re-elect Mr. Li Ning as a Director	Management	For	For

3.3	Re-elect Mr. Lee Tat Man as a Director	Management	For	For

3.4	Re-elect Sir Po-shing Woo as a Director	Management	For	For

3.5	Re-elect Mr. Gordon Kwong Che Keung as a Director	Management	For	For

3.6	Re-elect Professor Ko Ping Keung as a Director	Management	For	For

4	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

5.A	Authorize the Directors to repurchase shares	Management	For	For

5.B	Authorize the Directors to allot new shares	Management	For	For

5.C	Authorize the Directors to allot new shares equal to the aggregate nominal amount of share capital purchased by the Company	Management	For	For

5.D	Approve to increase the authorized share capital of HKD 10,000,000,000 and authorize a Director to execute any documents or to do all acts in relation thereto	Management	For	For

HENDERSON LAND DEVELOPMENT CO LTD

Security	Y31476107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	12	Meeting Date	01-Jun-2010

ISIN	HK0012000102	Agenda	702430062 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Bonus Warrants Issue and the transactions as contemplated thereunder [as specified]	Management	For	For

AGILE PROPERTY HOLDINGS LTD

Security	G01198103	Meeting Type	Annual General Meeting

Ticker Symbol	3383	Meeting Date	03-Jun-2010

ISIN	KYG011981035	Agenda	702405095 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Received and approve the audited financial statements of the Company and its subsidiaries for the YE 31 DEC 2009 together with the Directors’ report and the Auditor’s report thereon	Management	For	For

2.1	Re-elect Mr. Chan Cheuk Hung as a Director	Management	For	For

2.2	Re-elect Mr. Chan Cheuk Nam as a Director	Management	For	For

2.3	Re-elect Mr. Cheung Wing Yui as a Director	Management	For	For

2.4	Authorize the Remuneration Committee to fix the remuneration of the Executive Directors	Management	For	For

3	Approve the payment of remuneration to each of the Independent Non-executive Directors	Management	For	For

4	Declare a final dividend for the YE 31 DEC 2009	Management	For	For

5	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

6.A	Authorize the Directors to repurchase shares of the Company	Management	For	For

6.B	Approve to give a general mandate to the Directors to issue shares of the Company	Management	For	For

6.C	Approve the nominal amount of the shares repurchased under Resolution 6.A. to the mandate granted to the Directors under resolution 6.B	Management	For	For

	Transact any other business	Non-Voting

AGILE PROPERTY HOLDINGS LTD

Security	G01198103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	3383	Meeting Date	03-Jun-2010

ISIN	KYG011981035	Agenda	702434109 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the provision of the (i) market customary indemnities (the “2010 Notes Indemnity”) granted by the Company and the subsidiary guarantors named therein in the purchase agreement (the “Purchase Agreement”) dated 21 APR 2010 entered into, among others, the Company, Merrill Lynch International, Morgan Stanley & Co International plc (“Morgan Stanley”), Deutsche Bank AG, Singapore Branch and Standard Chartered Bank, in relation to the issue of the 8.875% senior notes due 2017 in the aggregate principal amount of USD 650,000,000 (the “2010 Notes”) in favor of and for the benefit of Morgan Stanley, or any of its affiliates and their respective Officers, Directors, employees and agents (the “Indemnified Persons”) whereby the Company and the subsidiary guarantors named therein in the Purchase Agreement will indemnify and hold harmless each of the Indemnified Persons, from and against any and all losses, claims, damages and liabilities (including, without limitation, any legal or other expenses reasonably incurred in connection with defending or investigating any such action or claim) caused by any untrue statement or alleged untrue statement of a material fact contained in the documents set out under the Purchase Agreement or whatsoever as set out in the Purchase Agreement; and (ii) market customary indemnities (the “Consent Solicitation Indemnity”) granted by the Company and the subsidiary guarantors named therein in the solicitation agent agreement (the “Solicitation Agent Agreement”) dated 22 APR 2010 entered into, among others, the Company, Morgan Stanley and the subsidiary guarantors named therein in relation to the solicitation of consents from the holders of the 10% senior notes due 2016 in the aggregate principal amount of USD 300,000,000 to certain amendments to the indenture dated 12 NOV 2009 as amended among the Company, the subsidiary guarantors signatory thereto, and HSBC Bank USA, National Association, as trustee, in favor of and for the benefit of each of the Indemnified Persons, pursuant to which the Company and the subsidiary guarantors named therein in the Solicitation Agent Agreement will indemnify, defend and hold harmless each of the Indemnified Persons from and against any losses, claims, damages, liabilities and expenses or whatsoever as set out in the Solicitation Agent Agreement, and will reimburse each of the Indemnified Persons for all expenses reasonably incurred (including reasonable fees and expenses of counsel) as they are incurred in connection with investigating, preparing, pursuing or defending any losses, claims, damages, liabilities, expenses, action, suit, investigation or proceeding (whether or not pending or threatened and whether or not any Indemnified Persons is a

		Management	For	For

party), under the terms of the Solicitation Agent Agreement, are in the interests of the Company and the Shareholders as a whole, and the terms of the 2010 Notes Indemnity and the Consent Solicitation Indemnity are on normal commercial terms and are fair and reasonable and that in accordance to Chapter 14A of the Listing Rules of the Stock Exchange, the 2010 Notes Indemnity and the Consent Solicitation Indemnity are authorized and approved in all respects; and authorize each of the Directors of the Company (the “Directors” and each a “Director”) and the Company secretary, and such other persons by any of them, in connection with the actions contemplated by the foregoing resolution to do such further acts and things as any Director or the company secretary or such other person shall deem necessary or appropriate in connection with, or to carry out the actions contemplated by, the foregoing resolution, including to do and perform (or cause to be done and performed), in the name and on behalf of the Company, all such acts and to make, execute, deliver, issue or file (or cause to be made, executed, delivered or filed) with any person including any governmental authority or agency, all such agreements, documents, instruments, certificates, consents and waivers, and all amendments to any such agreements, documents, instruments or certificates, and to pay, or cause to be paid, all such payments, as any of them may deem necessary or advisable to carry out the intent of the foregoing resolution, the authority for the taking of any such action and the execution and delivery of such of the foregoing to be conclusively evidenced by the performance thereby

WHARF HLDGS LTD

Security	Y8800U127	Meeting Type	Annual General Meeting

Ticker Symbol	4	Meeting Date	08-Jun-2010

ISIN	HK0004000045	Agenda	702392490 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Adopt the financial statements and the reports of the Directors and the Auditors for the FYE 31 DEC 2009	Management	For	For

2	Declare a final dividend for the FYE 31 DEC 2009	Management	For	For

3.A	Re-elect Professor Edward K. Y. Chen, a retiring Director, as a Director	Management	For	For

3.B	Re-elect Dr. Raymond K. F. Ch’ien, a retiring Director, as a Director	Management	For	For

3.C	Re-elect Mr. T. Y. Ng, a retiring Director, as a Director	Management	For	For

4	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

5	Authorize the Directors for share repurchases by the Company	Management	For	For

6	Authorize the Directors for the issue of shares	Management	For	For

7	Approve the addition of repurchased securities to the share issue general mandate stated under Resolution 6	Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD

Security	Y15004107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	688	Meeting Date	09-Jun-2010

ISIN	HK0688002218	Agenda	702373678 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Ratify and approve the New CSCECL Group Engagement Agreement (as specified) and the transactions contemplated thereunder and the implementation thereof, and to approve the New Cap (as defined)	Management	For	For

CHINA OVERSEAS LAND & INVESTMENT LTD

Security	Y15004107	Meeting Type	Annual General Meeting

Ticker Symbol	688	Meeting Date	09-Jun-2010

ISIN	HK0688002218	Agenda	702389013 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive and adopt the Audited financial statements and the reports of the Directors and the Independent Auditor’s report for the FYE 31 DEC 2009	Management	For	For

2.a	Re-elect Mr. Kong Qingping as a Director	Management	For	For

2.b	Re-elect Mr. Xiao Xiao as a Director	Management	For	For

2.c	Re-elect Mr. Dong Daping as a Director	Management	For	For

2.d	Re-elect Mr. Nip Yun Wing as a Director	Management	For	For

2.e	Re-elect Mr. Lin Xiaofeng as a Director	Management	For	For

2.f	Re-elect Mr. Lam Kwong Siu as a Director	Management	For	For

2.g	Re-elect Dr. Wong Ying Ho, Kennedy as a Director	Management	For	For

3	Authorize the Board to fix the remuneration of the Directors	Management	For	For

4	Approve the declaration of a final dividend for the YE 31 DEC 2009 of HK 13 cents per share	Management	For	For

5	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Management	For	For

6	Authorize the Directors the general and unconditional mandate to repurchase shares in the capital of the Company up to 10% of the issued share capital of the Company	Management	For	For

7	Authorize the Directors the general and unconditional mandate to allot, issue and deal with new shares not exceeding 20% of the issued share capital of the Company	Management	For	For

8

Approve the extension of the authority granted to the Directors by Resolution 7 above by adding the number of shares repurchased pursuant to the authority granted to the Directors by Resolution 6 above

		Management	For	For

HOPSON DEVELOPMENT HOLDINGS LTD, HAMILTON

Security	G4600H101	Meeting Type	Annual General Meeting

Ticker Symbol	754	Meeting Date	15-Jun-2010

ISIN	BMG4600H1016	Agenda	702377070 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Receive the audited consolidated financial statements of the Company and its subsidiaries and the reports of the Directors and the Auditors for the YE 31 DEC 2009	Management	For	For

2.A	Re-elect Mr. Xiang Bin as an Executive Director	Management	For	For

2.B	Re-elect Mr. Xue Hu as an Executive Director	Management	For	For

2.C	Re-elect Ms. Zhao Ming Feng as an Executive Director	Management	For	For

2.D	Re-elect Mr. Liao Ruo Qing as an Executive Director	Management	For	For

2.E	Authorize the Board of Directors to fix the remuneration of the Executive Directors and the Non-Executive Directors	Management	For	For

3	Re-appointment of PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

4.A	Approve to grant a general mandate to the Driectors to allot shares	Management	For	For

4.B	Approve to grant a general mandate to the Directors to repurchase the Company’s own shares	Management	For	For

4.C	Approve to add nominal amount of the shares repurchased under resolution 4.B to the mandate granted to the Directors under resolution 4.A	Management	For	For

CHARTER HALL GROUP

Security	Q2308A138	Meeting Type	Special General Meeting

Ticker Symbol	CHC	Meeting Date	17-Jun-2010

ISIN	AU000000CHC0	Agenda	702446320 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Ratify, for all purposes under the Corporations Act and the Listing Rules in particular Listing Rule 7.4, the issue of 121,272,558 Stapled Securities to the Macquaire Group under the Macquarie Placement as described in the explanatory memorandum

		Management	For	For

2

Ratify, for all purposes under the Corporations Act and the Listing Rules in particular Listing Rule 7.4, the issue of 35,264,778 Stapled Securities to certain sophisticated and institutional investors under the Institutional Placement as described in the explanatory memorandum

		Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	Annual General Meeting

Ticker Symbol	AREIT	Meeting Date	28-Jun-2010

ISIN	SG1M77906915	Agenda	702496654 - Management

Item	Proposal	Type	Vote	For/Against Management

1

Receive and adopt the report of HSBC Institutional Trust Services Singapore Limited as trustee of A-REIT the Trustee the Statement by Ascendas Funds Management (S) Limited as manager of A-REIT the Manager and the Audited Financial Statements of A-REIT for the FYE 31 MAR 2010 and the Auditors’ report thereon

		Management	For	For

2	Re-appoint KPMG LLP as the Auditors of A-REIT to hold office until the conclusion of the next AGM of A-REIT and authorize the Manager to fix their remuneration	Management	For	For

3

Authorize the Manager to: issue units in A-REIT Units whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options collectively, Instruments that might or would require Units to be issued, including but not limited to the creation and issue of as well as adjustments to securities, warrants, debentures or other instruments convertible into Units, at any time and upon such terms and conditions and for such purposes and to such persons as the Manager may in its absolute discretion deem fit; and issue Units in pursuance of any Instrument made or granted by the Manager while this Resolution was in force notwithstanding that the authority conferred by this Resolution may have ceased to be in force at the time such Units are issued provided that: the aggregate number of units to be issued pursuant to this resolution including Units to be-issued in pursuance of instruments made or granted pursuant to this-resolution) shall not exceed 50% of the total number of issued units-excluding treasury Units, if any as calculated in accordance with-sub-paragraph below of which the aggregate number of units to be issued-other than on a pro rata basis to unitholders shall not exceed 20% of the-total number of issued units excluding treasury units, if any as-calculated in accordance with sub-paragraph below; subject to such manner of-calculation as may be prescribed by the Singapore Exchange Securities Trading-Limited the SGX-ST for the purpose of determining the aggregate number of-units that may be issued under sub-paragraph above, the total number of-issued units excluding treasury units, if any shall be based on the number of issued units excluding treasury-Units, if any at the time this resolution is passed, after adjusting for:-any new units arising from the conversion or exercise of any Instruments-which are outstanding at the time this resolution is passed; and any-subsequent bonus issue, consolidation or subdivision of Units; in exercising-the authority conferred this resolution, the Manager shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force-unless such compliance has been waived by the SGX-ST and the trust deed-constituting A-REIT as amended the Trust Deed for the time being in-force unless otherwise exempted or waived by the Monetary Authority of-Singapore

		Management	For	For

[Authority expires earlier of the conclusion of the next AGM of A-REIT-or the date by which the next AGM of A-REIT is required by applicable regulat-ions to be held]; where the terms of the issue of the Instruments may be conve-rted, in the event of rights, bonus or other capitalization issues or any othe-r events, the Manager is authorized to issue additional Instruments or Units p-ursuant to such adjustment not withstanding that the authority conferred by th-is resolution may have ceased to be in force at the time the instruments or Un-its are issued; and the authorize the Manager and the Trustee to complete and-do all such acts and things [including executing all such document as may requ-ired] as the Manager or, as the case may be, the Trustee may consider expedien-t or necessary or in the interest of A-REIT to give effect to the authority co-nferred by this resolution

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol	AREIT	Meeting Date	28-Jun-2010

ISIN	SG1M77906915	Agenda	702502673 - Management

Item	Proposal	Type	Vote	For/Against Management

E.1

Approve the distribution reinvestment plan to be known as the “Ascendas Real Estate Investment Trust Distribution Reinvestment Plan” under which the Directors of the manager of A-REIT [the Directors] may, whenever the Directors have resolved that a distribution [including an interim, final, special or other distribution] be paid or declared on units in A-REIT [Units], that unit holders of A-REIT [Unitholders] entitled to such distribution may elect to receive an allotment of new Units each credited as fully paid in lieu of cash in respect of such distribution [further particulars of which are set out in the circular to Unit holders dated 03 JUN 2010; [ii] A-REIT’s distribution date, as set out in A-REIT’s trust deed dated 09 OCT 2002 constituting A-REIT [as amended] [the Trust Deed], be extended from 60 calendar days to 90 calendar days from the end of the applicable financial quarter of A-REIT [the “DRP Supplement”]; [iii] authorize the Ascendas Funds Management [S] Limited, as manager of A-REIT [the “Manager”], and/or HSBC institutional Trust Services [Singapore] Limited, as trustee of A-REIT [the “Trustee”]; [a] to establish and administer the Distribution Reinvestment plan; [b] to modify and/or alter the Distribution Reinvestment Plan from time to time and to do all such acts and things and to enter into all such transactions and arrangements as may be necessary or expedient in order to give full effect to the Distribution Reinvestment Plan; and [c] to allot and issue from time to time such number of new Units as may be required to be allotted and issued pursuant to the Distribution Reinvestment Plan; [iv] unless revoked or varied by Unit holders in a general meeting, such authority shall continue in force; and [v] authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the Distribution Reinvestment Plan [including the DRP Supplement]

		Management	For	For

E.2

Amend the Trust Deed with the Notice Supplement [as defined in the circular] in the manner as specified in Appendix C of the Circular; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such document as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the Notice Supplement

		Management	For	For

MITSUI FUDOSAN CO., LTD.

Security	J4509L101	Meeting Type	Annual General Meeting

Ticker Symbol	8801	Meeting Date	29-Jun-2010

ISIN	JP3893200000	Agenda	702489700 - Management

Item	Proposal	Type	Vote	For/Against Management

	Please reference meeting materials.	Non-Voting

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.	Approve Payment of Bonuses to Directors	Management	For	For

MITSUBISHI ESTATE COMPANY, LIMITED

Security	J43916113	Meeting Type	Annual General Meeting

Ticker Symbol	8802	Meeting Date	29-Jun-2010

ISIN	JP3899600005	Agenda	702489712 - Management

Item	Proposal	Type	Vote	For/Against Management

	Please reference meeting materials.	Non-Voting

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.1	Appoint a Director	Management	For	For

2.2	Appoint a Director	Management	For	For

2.3	Appoint a Director	Management	For	For

2.4	Appoint a Director	Management	For	For

2.5	Appoint a Director	Management	For	For

2.6	Appoint a Director	Management	For	For

2.7	Appoint a Director	Management	For	For

2.8	Appoint a Director	Management	For	For

2.9	Appoint a Director	Management	For	For

2.10	Appoint a Director	Management	For	For

2.11	Appoint a Director	Management	For	For

2.12	Appoint a Director	Management	For	For

2.13	Appoint a Director	Management	For	For

3.	Renewal of Countermeasures to Large-Scale Acquisitions of Mitsubishi Estate Co., Ltd. Shares (Takeover Defense Measures)	Management	Against	Against

SUMITOMO REALTY & DEVELOPMENT CO., LTD.

Security	J77841112	Meeting Type	Annual General Meeting

Ticker Symbol	8830	Meeting Date	29-Jun-2010

ISIN	JP3409000001	Agenda	702489990 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Approve Appropriation of Retained Earnings	Management	For	For

2	Appoint a Corporate Auditor	Management	For	For

3	Approve Renewal of Countermeasures to Large-Scale Acquisitions of the Company’s Shares	Management	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Asia Pacific Real Estate Fund

/s/ Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 20, 2010